PROPERTY, PLANT AND EQUIPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Cost	$ 19,828,695	$ 19,640,470
Less: Accumulated depreciation	(10,121,108)	(8,617,554)
Property, plant and equipment, net	9,707,587	11,022,916
Depreciation expense	1,503,554	1,911,923	1,747,880
Property pledged as collateral	1,518,706	4,131,509
Plant and buildings [Member]
Property, Plant and Equipment [Line Items]
Cost	4,236,885	4,197,345
Less: Accumulated depreciation	(1,577,757)	(1,298,556)
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	15,160,917	15,038,443
Less: Accumulated depreciation	(8,178,929)	(6,981,542)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	317,512	292,675
Less: Accumulated depreciation	(260,263)	(237,728)
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	113,381	112,007
Less: Accumulated depreciation	$ (104,159)	$ (99,728)